Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment [abstract]
Schedule of Property and Equipment
9 Property and equipment

Property and equipment by type
	2019	2018
Property in own use	757	780
Equipment	940	879
Right- of- use assets	1,476	n/a
	3,172	1,659

Schedule of Changes in Property in Own Use
Changes in property in own use
	2019	2018
Opening balance	780	774
Additions	5	5
Reclassifications
- Transfers to and from Other Assets	–1	11
Amounts recognised in the statement of profit or loss for the year
- Depreciation	–11	–14
- Impairments	–2	–4
- Reversal of impairments	6	17
	–7	–1
Revaluations recognised in equity during the year	58	23
Disposals	–72	–12
Exchange rate differences	–7	–20
Closing balance	757	780

Gross carrying amount as at 31 December	1,279	1,320
Accumulated depreciation as at 31 December	–385	–387
Accumulated impairments as at 31 December	–137	–153
Net carrying value as at 31 December	757	780
Revaluation surplus
Opening balance	280	279
Revaluation in the year	59	1
Closing balance	339	280

Schedule of Changes in Equipment
Changes in equipment
	Data processing		Fixtures and fittings
	equipment		and other equipment		Total
	2019	2018	2019	2018	2019	2018
Opening balance	290	291	589	626	879	917
Additions	149	148	200	136	349	284
Disposals	–1	–1	–8	–4	–9	–5
Depreciation	–136	–133	–142	–164	–278	–298
Impairments	–0	–4	–1	–1	–1	–5
Exchange rate differences	1	–8	1	–5	2	–13
Changes in the composition of the groupand other changes	3	–4	–5	1	–3	–2
Closing balance	307	290	633	589	940	879

Gross carrying amount as at 31 December	1,479	1,346	2,408	2,305	3,886	3,651
Accumulated depreciation as at 31 December	–1,171	–1,055	–1,774	–1,716	–2,946	–2,771
Accumulated impairments as at 31 December	–1	–1	–1	–0	–1	–1
Net carrying value as at 31 December	307	290	633	589	940	879

Schedule of change in equipment right of use assets
Changes in Right-of-use assets
	Property	Cars	Otherleases	Total
	2019	2019	2019	2019
Opening balance	n/a	n/a	n/a	n/a
Effect of changes in accounting policy due to the implementationof IFRS 16	1,138	70	72	1,280
Additions	381	65	–2	444
Depreciation	–211	–40	–12	–262
Impairments	–0			–0
Remeasurements	29	1	0	30
Disposals	–18	–0	–0	–19
Exchange rate differences	8	–0	–1	7
Changes in the composition of the group and other changes	–4	0		–4
Closing balance	1,323	96	57	1,476
Gross carrying amount as at 31 December	1,503	135	69	1,707
Accumulated depreciation as at 31 December	–213	–40	–12	–265
Accumulated impairments as at 31 December	–0			–0
Accumulated remeasurement as at 31 December	33	1	0	34
Net carrying value as at 31 December	1,323	96	57	1,476